Consoldated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Formation and operating costs	$ 1,649,106	$ 3,173,826
Loss from operations	1,649,106	3,173,826
Other expense/(income)
Interest expense	96,242	36,909
Income on Trust account	(1,578,042)	(3,843,271)
Net (loss) income	$ (167,306)	$ 632,536
Redeemable Ordinary Shares
Other expense/(income)
Basic weighted average ordinary shares outstanding (in Shares)	2,722,627	7,416,033
Diluted weighted average ordinary shares outstanding (in Shares)	2,722,627	7,416,033
Basic net income (loss) ordinary shares (in Dollars per share)	$ 0.32	$ 0.26
Diluted net income (loss) ordinary shares (in Dollars per share)	$ 0.32	$ 0.26
Non-redeemable Ordinary Shares
Other expense/(income)
Basic weighted average ordinary shares outstanding (in Shares)	2,572,500	2,572,500
Diluted weighted average ordinary shares outstanding (in Shares)	2,572,500	2,572,500
Basic net income (loss) ordinary shares (in Dollars per share)	$ (0.4)	$ (0.5)
Diluted net income (loss) ordinary shares (in Dollars per share)	$ (0.4)	$ (0.5)